Goodwill and Other Intangible Assets (Changes in Goodwill by Reportable Segment) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Goodwill [Line Items]
Acquired		¥ 72,466	¥ 42,933	¥ 33,370
Impairment		0	0	(2,785)
Other (net)	[1]	(10,412)	(15,486)	(21,560)
Goodwill, Gross		434,927	381,581	354,134	¥ 342,324
Accumulated impairment losses		(4,248)	(12,956)	(12,956)	(10,171)
Goodwill		430,679	368,625	341,178	332,153
Corporate Financial Services
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	0	0	0
Goodwill, Gross		56,203	56,203	56,203	56,203
Accumulated impairment losses		(837)	(837)	(837)	(837)
Goodwill		55,366	55,366	55,366	55,366
Maintenance Leasing
Goodwill [Line Items]
Acquired		0	9,258	0
Impairment		0	0	0
Other (net)	[1]	(270)	0	0
Goodwill, Gross		9,270	9,540	282	282
Accumulated impairment losses		0	0	0	0
Goodwill		9,270	9,540	282	282
Real Estate Segment
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	(7,231)	83	(31)
Goodwill, Gross		16,383	32,322	32,239	32,270
Accumulated impairment losses		0	(8,708)	(8,708)	(8,708)
Goodwill		16,383	23,614	23,531	23,562
Investment and Operation Segment
Goodwill [Line Items]
Acquired		27,569	13,517	26,316
Impairment		0	0	0
Other (net)	[1]	34	(20,756)	(11,342)
Goodwill, Gross		89,217	61,614	68,853	53,879
Accumulated impairment losses		(39)	(39)	(39)	(39)
Goodwill		89,178	61,575	68,814	53,840
Retail
Goodwill [Line Items]
Acquired		0	0	0
Impairment		0	0	0
Other (net)	[1]	0	0	0
Goodwill, Gross		15,424	15,424	15,424	15,424
Accumulated impairment losses		0	0	0	0
Goodwill		15,424	15,424	15,424	15,424
Overseas Business Segment
Goodwill [Line Items]
Acquired		44,897	20,158	7,054
Impairment		0	0	(2,785)
Other (net)	[1]	(2,945)	5,187	(10,187)
Goodwill, Gross		248,430	206,478	181,133	184,266
Accumulated impairment losses		(3,372)	(3,372)	(3,372)	(587)
Goodwill		¥ 245,058	¥ 203,106	¥ 177,761	¥ 183,679

[1]	Other includes foreign currency translation adjustments, decreases due to sale of ownership interest in subsidiaries and certain other reclassifications.